Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of interests in subsidiaries

Year ended Dec. 31	2019	2018	2017
Revenues	446	462	459
Net earnings	183	241	13
Total comprehensive income	138	281	(24)
Amounts attributable to the non-controlling interests:
Net earnings	73	94	11
Total comprehensive income	56	110	—
Distributions paid to non-controlling interests	69	79	85

As at Dec. 31	2019	2018
Current assets	293	250
Long-term assets	3,409	3,497
Current liabilities	(152)	(159)
Long-term liabilities	(1,237)	(1,192)
Total equity	(2,313)	(2,396)
Equity attributable to non-controlling interests	(941)	(961)
Non-controlling interests’ share (per cent)	39.6	39.1

B. TA Cogen

Year ended Dec. 31	2019	2018	2017
Results of operations
Revenues	181	185	175
Net earnings	43	29	61
Total comprehensive income	43	29	61
Amounts attributable to the non-controlling interest:
Net earnings	21	14	31
Total comprehensive income	21	14	31
Distributions paid to Canadian Power Holdings Inc.	37	86	87

As at Dec. 31	2019	2018
Current assets	41	82
Long-term assets	328	354
Current liabilities	(27)	(54)
Long-term liabilities	(19)	(28)
Total equity	(323)	(354)
Equity attributable to Canadian Power Holdings Inc.	(160)	(176)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2019, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables	Canada	60.4	Generation and sale of electricity

Disclosure of information about key management personnel
TransAlta’s key management personnel include the President and CEO and members of the senior management team that report directly to the President and CEO, and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2019	2018	2017
Total compensation	30	17	24
Comprised of:
Short-term employee benefits	13	11	14
Post-employment benefits	2	2	2
Termination benefits	2	—	—
Share-based payments	13	4	8